Pay vs Performance Disclosure, with Additional Measures	12 Months Ended
Dec. 31, 2025
Pay vs Performance Disclosure with Additional Measures [Line Items]
Relationship Between "Compensation Actually Paid" and Performance

Analysis of the Information Presented in the Pay versus Performance Table

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

Compensation Actually Paid and Cumulative TSR

The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the Compensation Actually Paid to our Non-PEO NEO, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid and Net Income

The graph below sets forth the relationship between Compensation Actually Paid to our PEO, and our Non-PEO NEO, and the Company’s “net income” over the three most recently completed fiscal years. Because the Company presented its financial statements as an investment company in accordance with the accounting and reporting guidance of ASC 946 through the period ended June 30, 2025, “net income” in the table below, for periods including and prior to that date, is the “net increase in net assets resulting from operations” as reflected in the Company’s audited financial statements for the applicable year.